UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2012 to June 30, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period

Date of Report (Date of earliest event reported):  August 14, 2012

Morgan Stanley Mortgage Capital Holdings LLC
Name of Securitizer

Commission File Number of securitizer:  025-00606

Central Index Key Number of securitizer:  0001541557

James Y. Lee, Executive Director, Phone: (212) 762-6148
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga–1 Representations and Warranties Disclosure

The disclosures required to be filed by Morgan Stanley Mortgage Capital Holdings LLC (the “Securitizer”) by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2)(i) are included as Exhibit 99.1. This Amendment is being filed to include footnotes that were previously omitted due to technical difficulties, there are no other changes in the filing. See Item 2.

Item 2. Exhibits

99.1           The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2)(i) according to the filing requirements of Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Mortgage Capital Holdings LLC (Securitizer)

By:	/s/ Steven Stern
Name: Steven Stern
Title: Manager

Date:  August 14, 2012

Exhibit Index

Exhibit 99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2)(i) according to the filing requirements of Rule 15Ga-1(c)(2)(i).